INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2021
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Schedule of segment's profits and losses

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Search and Portal:
Revenues	122,813	124,810	165,235	2,224.1
Adjusted EBITDA	58,415	60,719	79,579	1,071.2
Ride-hailing:
Revenues	34,460	40,719	73,024	982.9
Adjusted EBITDA	5,017	9,892	22,266	299.7
FoodTech:
Revenues	3,582	16,663	37,652	506.8
Adjusted EBITDA	(2,765)	(3,841)	(10,591)	(142.6)
Yandex Market:
Revenues	—	13,867	35,288	475.0
Adjusted EBITDA	—	(4,113)	(40,451)	(544.5)
Media Services:
Revenues	3,867	7,807	18,408	247.8
Adjusted EBITDA	(2,202)	(3,735)	(6,464)	(87.0)
Yandex Delivery:
Revenues	—	3,083	12,912	173.8
Adjusted EBITDA	—	(837)	(902)	(12.1)
Yandex Drive:
Revenues	7,545	8,525	12,367	166.5
Adjusted EBITDA	(2,143)	(1,777)	1,199	16.1
Classifieds:
Revenues	5,390	5,778	8,158	109.8
Adjusted EBITDA	310	1,070	2,066	27.8
Other Business Units and Initiatives:
Revenues	6,043	11,105	24,082	324.2
Adjusted EBITDA	(5,866)	(8,294)	(14,874)	(200.2)
Total segment revenues:	183,700	232,357	387,126	5,210.9
Total segment adjusted EBITDA:	50,766	49,084	31,828	428.4
Eliminations:
Revenues	(8,309)	(14,013)	(30,955)	(416.7)
Adjusted EBITDA	138	264	315	4.2
Total:
Revenues from external customers	175,391	218,344	356,171	4,794.2
Adjusted EBITDA	50,904	49,348	32,143	432.6

Schedule of reconciliation between adjusted operating income and net income

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Total adjusted EBITDA	50,904	49,348	32,143	432.6
Less: depreciation and amortization	(14,777)	(17,687)	(24,111)	(324.5)
Less: share-based compensation expense	(9,855)	(15,728)	(20,829)	(280.4)
Add: interest income	3,315	3,869	4,615	62.1
Less: interest expense	(74)	(2,373)	(3,711)	(50.0)
Less: loss/(income) from equity method investments	(3,886)	(2,175)	6,367	85.7
Add: other income/(loss), net	(1,194)	2,321	(1,217)	(16.3)
Add: effect of Yandex Market consolidation	—	19,230	—	—
Less: compensation expense related to contingent consideration	(38)	—	(471)	(6.3)
Less: one-off restructuring cost	(912)	(262)	(9)	(0.1)
Less: goodwill impairment	(762)	—	—	—
Income/(loss) before income tax expense	22,721	36,543	(7,223)	(97.2)

Schedule of components of revenues

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Online advertising revenues(1)	121,738	126,450	166,618	2,242.7
Revenues related to MLU businesses, excluding sales of goods	44,636	57,516	101,402	1,364.9
Revenues related to sales of goods	2,145	20,145	55,910	752.6
Other revenues	6,872	14,233	32,241	434.0
Total revenues	175,391	218,344	356,171	4,794.2
(1)	The Company records revenue net of VAT, advertising bonuses and discounts.

Schedule of revenues by geographic area

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Revenues:
Russia	162,958	204,205	334,406	4,501.2
Rest of the world	12,433	14,139	21,765	293.0
Total revenues	175,391	218,344	356,171	4,794.2

Schedule of long lived assets by geographic area

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Long-lived assets:
Russia	131,267	208,514	279,934	3,768.0
Finland	5,668	8,307	8,135	109.5
Rest of the world	1,135	1,692	3,772	50.8
Total long-lived assets	138,070	218,513	291,841	3,928.3